Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Depreciation and amortization is computed using the straight-line method and half-year convention over the estimated useful lives of the assets as follows:

Equipment	3 years
Furniture and fixtures	5 - 10 years
Software	3 years
Leasehold improvements	3 years

Depreciation and amortization is computed using the straight-line method and half-year convention over the estimated useful lives of the assets as follows:

Equipment	3 years
Furniture and fixtures	5 - 10 years
Software	3 years
Leasehold improvements	3 years
Property and equipment consists of the following:

	December 31, 2012	December 31, 2011
Furniture and fixtures	$153,521	$144,512
Office equipment	23,400	23,400
Computer equipment	110,568	111,339
Computer software	—	12,292
Leasehold improvements	—	35,950
Total	287,489	327,493
Less accumulated depreciation and amortization	(173,732)	(175,059)
Property and equipment, net	$113,757	$152,434